Term Loan (Narrative) (Details)	1 Months Ended
	Apr. 15, 2021 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Apr. 15, 2021 USD ($)	Mar. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal payment		$ 13,078,048	$ 15,692,339		$ 21,533,584
Atlantic Acquisition [Member]
Disclosure of detailed information about borrowings [line items]
Term loans payable	$ 13,639,249		$ 10,978,065	$ 10,978,065
Term loan, bearing interest rate	3.33%			3.33%
Maturity date	June 30, 2024
Principal payment	$ 189,434